Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Issued capital [member] Preferred shares and other equity instruments [member]	Issued capital [member] Common shares [member]	Treasury instruments [member] Preferred shares and other equity instruments [member]	Treasury instruments [member] Common shares [member]	Retained earnings [member]	Other components of equity [member]	Equity attributable to shareholders [member]	Non-controlling interests [member]	FVOCI securities and loans [member] Other components of equity [member]	Foreign currency translation reserve [member] Other components of equity [member]	Cash flow hedge reserve [member] Other components of equity [member]
Balance at beginning of period at Oct. 31, 2018	$ 79,861	$ 6,306	$ 17,635	$ 3	$ (18)	$ 51,018	$ 4,823	$ 79,767	$ 94	$ (12)	$ 4,147	$ 688
Changes in equity
Issues of share capital and other equity instruments	486	350	136					486
Common shares purchased for cancellation	(1,030)		(126)			(904)		(1,030)
Redemption of preferred shares and other equity instruments	(950)	(950)						(950)
Sales of treasury shares and other equity instruments	5,522			182	5,340			5,522
Purchases of treasury shares and other equity instruments	(5,564)			(184)	(5,380)			(5,564)
Share-based compensation awards	(23)					(23)		(23)
Dividends on common shares	(5,840)					(5,840)		(5,840)
Dividends on preferred shares and distributions on other equity instruments	(271)					(269)		(269)	(2)
Other	5					5		5
Net income	12,871					12,860		12,860	11
Total other comprehensive income (loss), net of taxes	(1,442)					(866)	(575)	(1,441)	(1)	45	74	(694)
Balance at end of period (Previously stated [member]) at Oct. 31, 2019	83,625	5,706	17,645	1	(58)	55,981	4,248	83,523	102	33	4,221	(6)
Balance at end of period (Transition adjustment (Note 2)) at Oct. 31, 2019	(107)					(107)		(107)
Balance at end of period (Balance After IFRS Adjustments) at Oct. 31, 2019	83,518	5,706	17,645	1	(58)	55,874	4,248	83,416	102	33	4,221	(6)
Balance at end of period at Oct. 31, 2019	83,625	5,706	17,645	1	(58)	55,981	4,248	83,523	102	33	4,221	(6)
Changes in equity
Issues of share capital and other equity instruments	1,825	1,750	80			(5)		1,825
Common shares purchased for cancellation	(814)		(97)			(717)		(814)
Redemption of preferred shares and other equity instruments	(1,508)	(1,508)						(1,508)
Sales of treasury shares and other equity instruments	4,778			110	4,668			4,778
Purchases of treasury shares and other equity instruments	(4,853)			(114)	(4,739)			(4,853)
Share-based compensation awards	(3)					(3)		(3)
Dividends on common shares	(6,111)					(6,111)		(6,111)
Dividends on preferred shares and distributions on other equity instruments	(274)					(268)		(268)	(6)
Other	(93)					(93)		(93)
Net income	11,437					11,432		11,432	5
Total other comprehensive income (loss), net of taxes	(1,135)					(303)	(834)	(1,137)	2	(172)	411	(1,073)
Balance at end of period at Oct. 31, 2020	$ 86,767	$ 5,948	$ 17,628	$ (3)	$ (129)	$ 59,806	$ 3,414	$ 86,664	$ 103	$ (139)	$ 4,632	$ (1,079)